Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2020
Software and Software Development Costs [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Software and Software Development Costs [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Government Cooperative Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years